UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22550

Name of Fund: BlackRock Preferred Partners LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred

Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Portfolio Funds	Value
Directional Trading — 15.5%
AlphaMosaic SPC Platform	$469,567
D.E. Shaw Oculus International Fund	1,494,371
Fortress Commodities Fund LP	795,189
Fortress Macro Fund, Ltd.	1,039,417

3,798,544

Event Driven — 19.3%
Davidson Kempner International (BVI), Ltd.	1,310,361
HBK Offshore Fund II LP	1,022,821
Pentwater Event Fund, Ltd.	1,364,483
York Investment, Ltd.	1,029,218

4,726,883

Fundamental Long/Short — 51.5%
Boussard & Gavaudan Fund Plc	949,898
Brigade Leveraged Capital Structures Offshore, Ltd.	1,037,908
Claren Road Credit Fund, Ltd.	1,060,892
Conatus Capital Overseas Ltd.	1,004,530
Glenview Capital Partners (Cayman), Ltd.	918,354
King Street Capital, Ltd.	974,147
Oak Hill Credit Alpha Fund (Offshore), Ltd.	988,888
One William Street Capital Offshore Fund, Ltd.	1,624,263
Scout Capital Fund, Ltd.	1,353,889
Standard Pacific Capital Offshore, Ltd.	940,235
Standard Pacific Pan-Asia Fund, Ltd.	784,701
Taconic Opportunity Offshore Fund, Ltd.	978,985

12,616,690

Relative Value — 11.4%
Aristeia International, Ltd	1,086,382
Magnetar Capital Fund II, Ltd.	1,697,165

2,783,547

Total Investments (Cost — $24,425,000*) — 97.7%	23,925,664
Other Assets Less Liabilities — 2.3%	562,104

Net Assets — 100.0%	$24,487,768

* As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$24,425,000

Gross unrealized appreciation	$106,634
Gross unrealized depreciation	(605,970)

Net unrealized depreciation	$(499,336)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities;

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions.

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term.

The Fund’s investments in Portfolio Funds not otherwise traded on a securities exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2011	1

Schedule of Investments (concluded)

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	–	$2,304,173	$1,494,371	$3,798,544
Event Driven	–	2,339,579	2,387,304	4,726,883
Fundamental Long/Short	–	949,898	11,666,792	12,616,690
Relative Value	–	1,086,382	1,697,165	2,783,547
Total	–	$6,680,032	$17,245,632	$23,925,664

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The following table is a reconciliation of Level 3 investments:

	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Assets:
Balance, as of September 1, 2011[1]	–	–	–	–	–
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/ depreciation[2]	$(5,629)	$67,304	$(408,208)	$7,165	$(339,368)
Purchases	1,500,000	2,320,000	12,075,000	1,690,000	17,585,000
Sales	–	–	–	–	–
Transfers in3	–	–	–	–	–
Transfers out[3]	–	–	–	–	–
Balance, as of December 31, 2011	$1,494,371	$2,387,304	$11,666,792	$1,697,165	$17,245,632

[1]	Commencement of operations.

[2]	The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $(339,368).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

2	BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2011

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: February 24, 2012